Commitments and Contingencies Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Future Minimum Lease Commitments

Operating Leases
2013	$61
2014	45
2015	37
2016	30
2017	21
Thereafter	43
Total minimum lease payments [1]	$237

[1]	Excludes expected future minimum sublease income of approximately $4 and $2 in 2013 and 2014, respectively.